INVESTMENT IN FINANCE LEASE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Components of the investment in sales-type leases [Abstract]
Net minimum lease payments receivable	$ 101,097	$ 112,404
Estimated residual values of leased property (unguaranteed)	20,320	20,320
Less: unearned income	(66,062)	(75,834)
Total investment in sales-type lease	55,355	56,890
Current portion	1,824	1,535
Long-term portion	53,531	55,355
Total investment in sales-type lease	55,355	56,890
Future minimum gross revenues [Abstract]
2012	11,337
2013	11,307
2014	11,307
2015	11,307
2016	11,338
Thereafter	44,501
Total minimum lease revenues	$ 101,097